LICENSES (Detail Narrative) - CAD ($)		12 Months Ended
	Oct. 15, 2018	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Licenses [Abstract]
Currency translation adjustment		$ 101,718	$ 100,636
Number of common shares issued for licenses	888,000			888,000
Amount of common shares issued for licenses				$ 4,880,639
Amortization licenses cost		$ 596,882	$ 1,819,596
Minimum term of corresponding agreements		3 years
Maximum term of corresponding agreements		4 years